SHARE-BASED COMPENSATION - Summary of Movement in Share Options (Details) - Sharesave Schemes number in Thousands	12 Months Ended
	Dec. 31, 2025 £ / shares	Dec. 31, 2024 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding, beginning balance (in shares)	25,689	27,139
Number of options granted (in shares)	3,324	4,991
Number of options exercised (in shares)	(9,966)	(4,004)
Number of options forfeited/expired (in shares)	(1,554)	(2,437)
Number of options outstanding, ending balance (in shares)	17,493	25,689
Number of options exercisable (in shares)	1,886	1,115
Weighted average exercise price outstanding, beginning balance (in GBP per share)	£ 2.39	£ 2.19
Weighted average exercise price granted (in GBP per share)	6.35	3.36
Weighted average exercise price exercised (in GBP per share)	1.90	2.29
Weighted average exercise price forfeited/expired (in GBP per share)	2.88	2.37
Weighted average exercise price outstanding, ending balance (in GBP per share)	3.38	2.39
Weighted average exercise price exercisable (in GBP per share)	£ 2.10	£ 2.36